Acquisitions and divestitures - Cash flows of discontinued operations (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Discontinued operations
Net cash used in discontinued operations	$ (46)
Discontinued operations
Discontinued operations
Net cash provided by (used in) operating activities	(37)
Net cash provided (used) in investing activities	(9)
Net cash used in discontinued operations	$ (46)